Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unit Activity [Line Items]
Units issued	21,140	19,447	57,577
Units redeemed	(109,565)	(140,963)	(142,892)
VAL
Unit Activity [Line Items]
Units issued	19,136	14,469	47,751
Units redeemed	(82,538)	(105,566)	(119,376)
VLI
Unit Activity [Line Items]
Units issued	2,004	4,978	9,826
Units redeemed	(26,808)	(21,478)	(23,456)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed		(13,762)	0
SPVL
Unit Activity [Line Items]
Units issued		0	0
Units redeemed	(219)	(157)	(60)